Right of use assets & lease liabilities - Right of use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Right of use assets & lease liabilities
Beginning balance	€ 236.8	€ 130.7
Depreciation charge for the year	(68.6)	(59.5)
Additions	27.9	166.1
Modification of leases	(7.9)	(0.5)
Ending balance	188.2	236.8
Net book value of assets held under finance leases classified as Property, plant and equipment		132.0
Total lease assets	€ 188.2	€ 368.8